UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	March 31, 2001
Check here if Amendment [ x ]; Amendment Number: 2

This Amendment (Check only one.):	[ x ] is a restatement.
					[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1646 West Chester Pike
		Suite 9
		West Chester, PA  19382
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kamian Schwartzman
Title:		Compliance Manager
Phone:		610-918-7200
Signature, Place, and Date of Signing:
	Kamian Schwartzman	West Chester, Pennsylvania	May 14, 2001

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		76
Form 13F Information Table Value Total:		558,079
List of Other Included Managers:
  No. 13F File Number		Name


                           Title of            Value                  Invstmt  Other          Voting Authority
      Name of Issuer        Class    Cusip   (x$1000)  Shares Put/CallDscretn Managers  Sole   Shared   None
   --------------------    ----------------------------------------------------------------


Medtronic Inc              COM     585055106     21296  465650         Sole      n/a      x
General Electric Co        COM     369604103     19151  457515         Sole      n/a      x
Sungard Data Systems       COM     867363103     18989  385675         Sole      n/a      x
Cardinal Health Inc        COM     141494108     18857  194900         Sole      n/a      x
American International GrouCOM     026874107     17680  219628         Sole      n/a      x
Wal-Mart Stores Inc        COM     931142103     17606  348625         Sole      n/a      x
Qwest Communications Intl  COM     749121109     17438  497552         Sole      n/a      x
Noble Drilling Corp        COM     655042109     17437  377750         Sole      n/a      x
Tyco International Ltd     COM     902124106     16923  391419         Sole      n/a      x
Tenet Healthcare Corp      COM     88033G100     14660  333175         Sole      n/a      x
Schering-Plough            COM     806605101     14422  394795         Sole      n/a      x
Citigroup Inc              COM     172967101     14245  316675         Sole      n/a      x
American Express           COM     025816109     14083  341025         Sole      n/a      x
Omnicom Group              COM     681919106     13909  167830         Sole      n/a      x
Family Dollar Stores       COM     307000109     13530  526450         Sole      n/a      x
Cigna Corp                 COM     125509109     13433  125125         Sole      n/a      x
Johnson & Johnson          COM     478160104     13222  151157         Sole      n/a      x
Freddie Mac                COM     313400301     12956  199855         Sole      n/a      x
Microsoft Corp             COM     594918104     12523  229000         Sole      n/a      x
Kroger Co                  COM     501044101     12425  481650         Sole      n/a      x
Viacom Inc - Class B       COM     925524308     12169  276774         Sole      n/a      x
J.P. Morgan Chase & CompanyCOM     46625H100     11772  262150         Sole      n/a      x
Kimberly-Clark Corp        COM     494368103     11468  169075         Sole      n/a      x
Dominion Resources, Inc. - COM     25746U109     11468  177875         Sole      n/a      x
Costco Wholesale Corp.     COM     22160K105     11373  289750         Sole      n/a      x
Lehman Brothers Holdings InCOM     524908100     10860  173200         Sole      n/a      x
Pharmacia Corporation      COM     71713U102     10683  212075         Sole      n/a      x
Lincoln National Corp      COM     534187109      8522  200675         Sole      n/a      x
EMC Corp/Mass              COM     268648102      8440  287025         Sole      n/a      x
Tellabs Inc                COM     879664100      8355  205350         Sole      n/a      x
New York Times Co - Class  COM     650111107      8263  201700         Sole      n/a      x
Micron Technology Inc      COM     595112103      8176  196860         Sole      n/a      x
Williams Cos Inc           COM     969457100      7658  178725         Sole      n/a      x
CVS Corp                   COM     126650100      7431  127050         Sole      n/a      x
Amerada Hess Corp          COM     023551104      7179  91900          Sole      n/a      x
Halliburton Co             COM     406216101      7125  193880         Sole      n/a      x
Burlington Resources Inc   COM     122014103      6499  145225         Sole      n/a      x
United Technologies Corp   COM     913017109      6348  86600          Sole      n/a      x
Fastenal Co.               COM     311900104      6235  114400         Sole      n/a      x
Sanmina Corp               COM     800907107      6168  315310         Sole      n/a      x
SunTrust Banks Inc.        COM     867914103      6124  94500          Sole      n/a      x
Xcel Energy Inc.           COM     98389B100      6050  200922         Sole      n/a      x
MBNA Corp                  COM     55262L100      5773  174400         Sole      n/a      x
Concord EFS Inc            COM     206197105      5554  137350         Sole      n/a      x
Texas Instruments Inc      COM     882508104      5479  176825         Sole      n/a      x
General Mills              COM     370334104      5264  122400         Sole      n/a      x
Dover Corp                 COM     260003108      5183  144625         Sole      n/a      x
TCF Financial Corp         COM     872275102      5068  134120         Sole      n/a      x
KeySpan Corporation        COM     49337W100      2010  52700          Sole      n/a      x
AllState Corp              COM     020002101      1856  44250          Sole      n/a      x
America Online Inc         COM     00184A105      1622  40400          Sole      n/a      x
Public Service Enterprise GCOM     744573106      1480  34300          Sole      n/a      x
Bank of America Corp       COM     060505104      1183  21600          Sole      n/a      x
New Plan Excel Realty TrustCOM     648053106      1180  73750          Sole      n/a      x
AES Corporation            COM     00130H105      1159  23200          Sole      n/a      x
Raytheon Co - Class A      COM     755111309      1146  39250          Sole      n/a      x
Teleflex Inc               COM     879369106      1001  24450          Sole      n/a      x
Merck & Co                 COM     589331107       902  11886          Sole      n/a      x
Genuine Parts Co           COM     372460105       899  34700          Sole      n/a      x
Bristol-Myers Squibb Co    COM     110122108       897  15100          Sole      n/a      x
Computer Sciences Corp     COM     205363104       856  26450          Sole      n/a      x
McClatchy Company - Class ACOM     579489105       727  18000          Sole      n/a      x
American Home Products     COM     026609107       626  10650          Sole      n/a      x
Exxon Mobil Corporation    COM     302290101       559  6900           Sole      n/a      x
Ultramar Diamond Shamrock  COM     904000106       517  14300          Sole      n/a      x
HRPT Properties Trust      COM     40426W101       397  48000          Sole      n/a      x
Delta Airlines Inc         COM     247361108       358  9050           Sole      n/a      x
Supervalu Inc              COM     868536103       353  26500          Sole      n/a      x
NSTAR                      COM     67019E107       349  9100           Sole      n/a      x
Eastman Kodak              COM     277461109       325  8150           Sole      n/a      x
Archstone Communities TrustCOM     039581103       253  10300          Sole      n/a      x
Pfizer Inc                 COM     717081103       249  6086           Sole      n/a      x
Verizon Communications     COM     92343V104       210  4266           Sole      n/a      x
Procter & Gamble           COM     742718109       200  3200           Sole      n/a      x
Nationwide Health Pptys IncCOM     638620104       167  10000          Sole      n/a      x
Kmart Financing 7.75%  Cv PPFD     498778208      1126  27500          Sole      n/a      x